Convertible Loans (Details) - USD ($)	1 Months Ended	6 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Convertible debt description	the Company entered into two loans for a total of CHF210,000 ($216,846) (the “Convertible Loans”). In February, March and June 2020, the Company entered into five additional convertible loans, on terms similar to those in December 2019, including one with a related party, for a total of CHF 265,086 ($300,480). The Convertible Loans accrued interest at 10% and had a conversion feature such that the lender could choose to convert the loan to equity at any time up to the maturity date of August 31, 2021. The conversion rate of CHF 9 ($10) per common share was at a discount to the CHF 12 ($13) per common share fair value of the Company. The beneficial conversion feature valued at CHF 63,537 ($65,608) for the December 2019 convertible loans and CHF 37,779 ($49,011) for the 2020 convertible loans was recorded as a discount to the Convertible Loans. On the date of issuance, the beneficial conversion feature value was calculated as the difference between the conversion price and the fair value per share, multiplied by the number of common shares into which the Convertible Loans are convertible. The embedded conversion feature was not bifurcated as it did not meet all of the elements of a derivative.
Interest expense		$ 41,611
Interest payable			$ 48,634